Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leases

NOTE 11. LEASES

Operating Leases

The Company adopted ASU 2016-02, Leases, effective January 1, 2019. The standard requires a lessee to record a right-of-use asset and a corresponding lease liability at the inception of the lease, initially measured at the present value of the lease payments. As a result, we recorded right-of-use assets aggregating $684,083 as of January 1, 2019, utilizing a discount rate of 7.45%. That amount consists of operating leases on buildings and office space.

ASU 2016-02 requires recognition in the statement of operations of a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. As of June 30, 2020, the Company reflected accumulated amortization of right of use assets of $185,033 related to these leases, resulting in a net asset balance of $477,404.

In accordance with ASU 2016-02, the right-of-use assets are being amortized over the life of the underlying leases.

As of June 30, 2020, the weighted average remaining lease term for the operating leases is 2.97 years. The weighted average discount rate for the operating leases is 7.45%.

Future minimum lease payment under these operating leases consisted of the following:

Year ending June 30,	Operating Lease Obligations
2020 (remaining six months)	$112,228
2021	172,363
2022	144,000
2023	81,000
2024	33,000
Total undiscounted operating lease payments	542,590
Less: Imputed interest	(58,907)
Present value of operating lease liabilities	$483,684

NOTE 12. LEASES

Operating Leases

The Company adopted ASU 2016-02, Leases, effective January 1, 2019. The standard requires a lessee to record a right-of-use asset and a corresponding lease liability at the inception of the lease, initially measured at the present value of the lease payments. As a result, we recorded right-of-use assets aggregating $684,083 as of January 1, 2019, utilizing a discount rate of 7.45%. That amount consists of operating leases on buildings and office space.

ASU 2016-02 requires recognition in the statement of operations of a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. As of December 31, 2019, the Company reflected accumulated amortization of right of use assets of $114,433 related to these leases, resulting in a net asset balance of $569,650.

In accordance with ASU 2016-02, the right-of-use assets are being amortized over the life of the underlying leases.

As of December 31, 2019, the weighted average remaining lease term for the operating leases is 3.42 years. The weighted average discount rate for the operating leases is 7.45%.

Future minimum lease payment under these operating leases consisted of the following:

Year ending December 31,	Operating Lease Obligations
2020	$224,096
2021	172,363
2022	144,000
2023	81,000
2024	33,000
Thereafter	-
Total undiscounted operating lease payments	654,459
Less: Imputed interest	78,931
Present value of operating lease liabilities	$575,528